FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
NOTE 14	-	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS

The Company makes certain disclosures with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.	Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, Tower entered into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on NIS denominated expenses.

As of December 31, 2013, Tower had $4,500 in open exchange rate agreements which will expire during 2014. The profit from these transactions for the year ended December 31, 2013 was recorded in the statements of operations.

B.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and government receivables. The Company's cash and cash equivalents are maintained with large and reputable banks, and the composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables, however, in certain circumstances; the Company obtains credit insurance or may require letters of credit. An allowance for doubtful accounts is determined with respect to those amounts that were determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.

The Company is exposed to credit-related losses in respect of derivative financial instruments in a manner similar to the credit risk involved in the realization or collection of other types of assets.

C.	Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments, excluding debentures and banks' loans, do not materially differ from their respective carrying amounts as of December 31, 2013 and 2012. The fair values of Tower and Jazz's debentures, based on quoted market prices or other valuation as of December 31, 2013 and 2012, were approximately $319,000 and $313,000, respectively, compared to carrying amounts of approximately $215,000 and $200,000, for the above dates, respectively.

D.	Fair Value Measurements

Valuation Techniques:

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company's Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, then the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company's Level 2 and Level 3 assets and liabilities.

Level 2 Measurements:

Over the counter derivatives - the Company used the market approach using quotations from banks.

Level 3 Measurements:

Warrants - the Company utilized the Black Scholes Merton formula. The assumptions included in the Black-Scholes model were (i) the market price of Tower's shares, (ii) the exercise price of the warrant, (iii) risk-free interest, (iv) term available to exercise or redeem the security, and (v) the volatility of the share during the relevant term. The Company determines the volatility of its share using daily historical quotes of the share. The risk free interest rate is determined as the interest rate on governmental bonds with maturity commensurate with the term of the warrant.

Tower's loans - For Tower's loans from the Israeli Banks, fair value is based on the income approach using a present value technique under which the cash flows used in the technique reflect the cash stream expected to be used to satisfy the obligation over its economic life. Tower discounted expected cash flows as forecasted each quarter using the appropriate discount rate for the applicable maturity based on the expected contractual payments, by observing yields on similar traded debts.

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2013	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$108,685	$--	$--	$108,685
Others	(18)	--	(65)	47
	$108,667	$--	$(65)	$108,732

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Others
As of January 1, 2013 - at fair value	$106,645	$295
Total losses (gains) unrealized in earnings	2,040	(248)
As of December 31, 2013 - at fair value	108,685	47
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$2,040	$(248)

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2012	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$106,645	$--	$--	$106,645
Others	(589)	--	(884)	295
	$106,056	$--	$(884)	$106,940

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Others
As of January 1, 2012 - at fair value	$93,845	$2,268
Total losses (gains) unrealized in earnings	12,800	(1,973)
As of December 31, 2012 - at fair value	$106,645	$295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$12,800	$(1,973)